UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08050

Exact name of registrant as specified in charter:	The Asia Tigers Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments – The Schedule of Investments for the three-month period ended January 31, 2016 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2016

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS - 98.5%
COMMON STOCKS - 94.8%
CHINA - 7.6%
CONSTRUCTION MATERIALS - 0.3%
60,000	Anhui Conch Cement Co. Ltd., H Shares(a)	$117,645

HOTELS, RESTAURANTS & LEISURE - 1.2%
5,900	Yum! Brands, Inc.	426,983

OIL, GAS & CONSUMABLE FUELS - 2.0%
1,118,000	PetroChina Co. Ltd., H Shares(a)	694,048

WIRELESS TELECOMMUNICATION SERVICES - 4.1%
127,200	China Mobile Ltd.(a)	1,402,078

TOTAL CHINA		2,640,754

HONG KONG - 25.6%
BANKS - 4.7%
186,111	HSBC Holdings PLC(a)	1,315,641
8,971	HSBC Holdings PLC, ADR	317,573

		1,633,214

DIVERSIFIED FINANCIAL SERVICES - 1.0%
15,100	Hong Kong Exchanges and Clearing Ltd.(a)	335,804

FOOD & STAPLES RETAILING - 1.5%
81,900	Dairy Farm International Holdings Ltd.(a)	507,733

INDUSTRIAL CONGLOMERATES - 5.2%
65,500	Jardine Strategic Holdings Ltd.(a)	1,794,020

INSURANCE - 4.3%
269,000	AIA Group Ltd.(a)	1,497,240

REAL ESTATE MANAGEMENT & DEVELOPMENT - 7.4%
442,000	Hang Lung Properties Ltd.(a)	818,755
992,500	Swire Pacific Ltd., Class B(a)	1,763,926

		2,582,681

ROAD & RAIL - 0.6%
44,696	MTR Corp. Ltd.(a)	202,939

TEXTILES, APPAREL & LUXURY GOODS - 0.9%
522,000	Li & Fung Ltd.(a)	300,278

TOTAL HONG KONG		8,853,909

INDIA - 16.9%
AUTOMOBILES - 1.8%
16,300	Hero MotoCorp Ltd.(a)	618,009

BANKS - 1.9%
198,530	ICICI Bank Ltd.(a)	672,798

CONSTRUCTION MATERIALS - 3.5%
28,500	UltraTech Cement Ltd.(a)	1,196,102

INFORMATION TECHNOLOGY SERVICES - 3.2%
65,124	Infosys Ltd.(a)	1,120,571

THRIFTS & MORTGAGE FINANCE - 4.0%
79,008	Housing Development Finance Corp. Ltd.(a)	1,379,539

See Notes to Portfolio of Investments.

The Asia Tigers Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2016

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS (continued)
COMMON STOCKS (continued)
TOBACCO - 2.5%
184,500	ITC Ltd.(a)	$867,477

TOTAL INDIA		5,854,496

INDONESIA - 2.2%
AUTOMOBILES - 0.2%
175,000	Astra International Tbk PT(a)	83,203

BANKS - 0.6%
233,000	Bank Central Asia Tbk PT(a)	223,410

HOUSEHOLD PRODUCTS - 1.4%
176,000	Unilever Indonesia Tbk PT(a)	472,118

TOTAL INDONESIA		778,731

MALAYSIA - 3.3%
BANKS - 2.1%
357,223	CIMB Group Holdings Bhd(a)	358,421
85,200	Public Bank Bhd(a)	378,080

		736,501

TOBACCO - 1.2%
28,700	British American Tobacco Bhd	399,935

TOTAL MALAYSIA		1,136,436

PHILIPPINES - 3.8%
BANKS - 2.2%
410,428	Bank of the Philippine Islands(a)	756,710

REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.6%
840,000	Ayala Land, Inc.(a)	557,426

TOTAL PHILIPPINES		1,314,136

REPUBLIC OF SOUTH KOREA - 2.6%
FOOD & STAPLES RETAILING - 0.9%
2,180	E-Mart Inc.(a)	299,333

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.7%
613	Samsung Electronics Co. Ltd.(a)	593,048

TOTAL REPUBLIC OF SOUTH KOREA		892,381

SINGAPORE - 19.8%
AEROSPACE & DEFENSE - 2.8%
485,000	Singapore Technologies Engineering Ltd.(a)	983,804

BANKS - 8.8%
46,289	DBS Group Holdings Ltd.(a)	460,175
304,015	Oversea-Chinese Banking Corp. Ltd.(a)	1,701,294
68,715	United Overseas Bank Ltd.(a)	873,558

		3,035,027

DIVERSIFIED TELECOMMUNICATION SERVICES - 3.4%
476,000	Singapore Telecommunications Ltd.(a)	1,180,313

INDUSTRIAL CONGLOMERATES - 1.7%
162,300	Keppel Corp. Ltd.(a)	578,809

REAL ESTATE INVESTMENT TRUST (REIT) - 0.1%
33,684	Keppel REIT(a)	21,209

See Notes to Portfolio of Investments.

The Asia Tigers Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2016

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS (continued)
COMMON STOCKS (continued)
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.0%
216,000	City Developments Ltd.(a)	$1,059,561

TOTAL SINGAPORE		6,858,723

TAIWAN - 7.1%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
360,583	Taiwan Semiconductor Manufacturing Co. Ltd.(a)	1,552,644

WIRELESS TELECOMMUNICATION SERVICES - 2.6%
305,000	Taiwan Mobile Co. Ltd.(a)	917,681

TOTAL TAIWAN		2,470,325

THAILAND - 3.6%
CONSTRUCTION MATERIALS - 3.6%
102,200	Siam Cement PCL, Foreign Shares(a)	1,236,672

TOTAL THAILAND		1,236,672

UNITED KINGDOM - 2.3%
BANKS - 2.3%
116,058	Standard Chartered PLC(a)	782,926

TOTAL UNITED KINGDOM		782,926

Total Common Stocks		32,819,489

PREFERRED STOCKS - 3.7%
REPUBLIC OF SOUTH KOREA - 3.7%
191	Amorepacific Corp., Preferred Shares(a)(b)	36,973
1,495	Samsung Electronics Co. Ltd., Preferred Shares(a)	1,257,679

		1,294,652

Total Preferred Stocks		1,294,652

Total Long-Term Investments - 98.5% (cost $34,967,071)		34,114,141

Par Amount	Description	Value (US$)
SHORT-TERM INVESTMENT - 1.9%
$634,000	Repurchase Agreement, Fixed Income Clearing Corp., 0.03% dated 01/29/2016, due 02/01/2016 repurchase price $634,002 collateralized by U.S.Treasury Bond, maturing 02/15/2043; total market value of $651,336	634,000

Total Short-Term Investment - 1.9% (cost $634,000)		634,000

Total Investments - 100.4% (cost $35,601,071)(c)		34,748,141

Liabilities in Excess of Other Assets - (0.4)%		(124,491)

Net Assets - 100.0%		$34,623,650

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)	Non-income producing security.

(c)	See accompanying Notes to Portfolio of Investments for tax unrealized appreciation/depreciation of securities.

ADR	-	American Depositary Receipt

REIT	-	Real Estate Investment Trust

See Notes to Portfolio of Investments.

The Asia Tigers Fund, Inc.

Notes to Portfolio of Investments (unaudited)

January 31, 2016

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Board. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

In the event that a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon other significant observable inputs, including unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Asia Tigers Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

January 31, 2016

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

	Level 1	Level 2	Level 3	Total

Investments, at Value
Long-Term Investments
Banks	$317,573	$7,523,013	$—	$7,840,586
Hotels, Restaurants & Leisure	426,983	—	—	426,983
Tobacco	399,935	867,477	—	1,267,412
Other	—	24,579,160	—	24,579,160
Short-Term Investment	—	634,000	—	634,000

Total	$1,144,491	$33,603,650	$—	$34,748,141

Amounts listed as “—” are $0 or round to $0.

The Fund held no Level 3 securities at January 31, 2016.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended January 31, 2016, the security issued by British American Tobacco Bhd in the amount of $399,935 transferred from Level 2 to Level 1 because there was not a valuation factor applied on January 31, 2016.

b.	Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on the Fund’s repurchase agreement, see the Portfolio of Investments. The Fund held a repurchase agreement of $634,000 as of January 31, 2016. The value of the related collateral exceeded the value of the repurchase agreement at January 31, 2016.

c.	Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2016 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Depreciation
$35,601,071	$5,392,107	$(6,245,037)	$(852,930)

The Asia Tigers Fund, Inc.

Item 2.	Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Asia Tigers Fund, Inc.

BY:	/s/ Alan Goodson
Alan Goodson
Principal Executive Officer

Date: March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Alan Goodson
Alan Goodson
Principal Executive Officer

Date: March 30, 2016

BY:	/s/ Andrea Melia
Andrea Melia
Principal Financial Officer

Date: March 30, 2016